UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Automobiles – 9.0%
1,200,000	Ford Motor Co.	$19,368,000
720,000	General Motors Co.	27,000,000

		46,368,000

	Banks – 6.2%
620,000	Citigroup, Inc.	31,942,400

	Capital Markets – 17.8%
230,000	Ameriprise Financial, Inc.	30,093,200
53,000	BlackRock, Inc.	19,389,520
1,170,000	Morgan Stanley	41,757,300

		91,240,020

	Hotels, Restaurants & Leisure – 3.4%
215,000	Marriott International, Inc., Class A	17,268,800

	Household Durables – 28.4%
1,470,000	DR Horton, Inc.	41,865,600
810,000	Lennar Corp., Class A	41,966,100
920,000	Toll Brothers, Inc.(b)	36,192,800
128,000	Whirlpool Corp.	25,863,680

		145,888,180

	Internet & Catalog Retail – 4.6%
20,300	Priceline Group, Inc. (The)(b)	23,632,245

	IT Services – 9.7%
260,000	MasterCard, Inc., Class A	22,461,400
420,000	Visa, Inc., Class A	27,472,200

		49,933,600

	Media – 7.3%
360,000	Walt Disney Co. (The)	37,760,400

	Specialty Retail – 4.9%
220,000	Home Depot, Inc. (The)	24,994,200

	Technology Hardware, Storage & Peripherals – 2.3%
95,000	Apple, Inc.	11,820,850

	Textiles, Apparel & Luxury Goods – 5.0%
340,000	VF Corp.	25,605,400

	Total Common Stocks (Identified Cost $419,447,104)	506,454,095

Principal Amount	Description	Value (†)
Short-Term Investments – 1.4%
$7,120,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $7,120,002 on 4/01/2015 collateralized by $6,800,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $7,267,500 including accrued interest(c) (Identified Cost $7,120,000)	$7,120,000

	Total Investments – 100.0% (Identified Cost $426,567,104)(a)	513,574,095
	Other assets less liabilities – (0.0)%	(169,231)

	Net Assets – 100.0%	$513,404,864

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $426,567,104 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$89,407,749
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,400,758)

Net unrealized appreciation	$87,006,991

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$506,454,095	$—	$—	$506,454,095
Short-Term Investments	—	7,120,000	—	7,120,000

Total	$506,454,095	$7,120,000	$—	$513,574,095

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2015 (Unaudited)

Household Durables	28.4%
Capital Markets	17.8
IT Services	9.7
Automobiles	9.0
Media	7.3
Banks	6.2
Textiles, Apparel & Luxury Goods	5.0
Specialty Retail	4.9
Internet & Catalog Retail	4.6
Hotels, Restaurants & Leisure	3.4
Technology Hardware, Storage & Peripherals	2.3
Short-Term Investments	1.4

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 50.9% of Net Assets

	Aerospace & Defense – 0.8%
7,808	Lockheed Martin Corp.	$1,584,712

	Banks – 0.9%
7,567	Bank of Hawaii Corp.	463,176
6,480	BB&T Corp.	252,655
9,492	F.N.B. Corp.	124,725
9,164	First Niagara Financial Group, Inc.	81,010
8,671	FirstMerit Corp.	165,269
9,878	Trustmark Corp.	239,838
8,898	United Bankshares, Inc.	334,387
11,900	Valley National Bancorp	112,336

		1,773,396

	Beverages – 0.2%
8,437	Coca-Cola Co. (The)	342,120

	Biotechnology – 0.1%
21,629	PDL BioPharma, Inc.	152,160

	Capital Markets – 0.1%
7,529	Federated Investors, Inc., Class B	255,158

	Chemicals – 0.1%
6,941	Olin Corp.	222,390

	Commercial Services & Supplies – 0.6%
8,624	Pitney Bowes, Inc.	201,112
13,754	R.R. Donnelley & Sons Co.	263,939
7,155	Republic Services, Inc.	290,207
7,491	Waste Management, Inc.	406,237

		1,161,495

	Containers & Packaging – 0.6%
6,942	Avery Dennison Corp.	367,301
11,714	Greif, Inc., Class A	460,009
7,420	Sonoco Products Co.	337,313

		1,164,623

	Distributors – 0.3%
6,844	Genuine Parts Co.	637,792

	Diversified Financial Services – 0.5%
10,661	CME Group, Inc.	1,009,703

	Diversified Telecommunication Services – 0.5%
14,772	AT&T, Inc.	482,306
15,723	CenturyLink, Inc.	543,229

		1,025,535

	Electric Utilities – 3.3%
9,943	American Electric Power Co., Inc.	559,294

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
7,553	Cleco Corp.	$411,790
6,903	Edison International	431,230
11,419	Entergy Corp.	884,858
8,767	Eversource Energy	442,909
9,985	Exelon Corp.	335,596
10,801	FirstEnergy Corp.	378,683
9,724	Great Plains Energy, Inc.	259,436
8,043	IDACORP, Inc.	505,663
8,075	NextEra Energy, Inc.	840,204
8,217	OGE Energy Corp.	259,739
9,893	Pinnacle West Capital Corp.	630,679
12,162	PPL Corp.	409,373
9,692	Xcel Energy, Inc.	337,379

		6,686,833

	Electrical Equipment – 0.5%
8,489	Eaton Corp. PLC	576,743
8,700	Emerson Electric Co.	492,594

		1,069,337

	Energy Equipment & Services – 0.9%
6,853	Ensco PLC, Class A	144,392
10,942	Helmerich & Payne, Inc.	744,822
9,827	National Oilwell Varco, Inc.	491,252
27,286	Noble Corp. PLC	389,644

		1,770,110

	Food & Staples Retailing – 0.1%
8,009	Sysco Corp.	302,180

	Food Products – 0.4%
7,156	Campbell Soup Co.	333,112
8,130	General Mills, Inc.	460,158

		793,270

	Gas Utilities – 0.5%
11,204	AGL Resources, Inc.	556,279
7,924	New Jersey Resources Corp.	246,119
9,438	Questar Corp.	225,191

		1,027,589

	Hotels, Restaurants & Leisure – 1.4%
9,156	Darden Restaurants, Inc.	634,877
28,500	Extended Stay America, Inc.	556,605
23,300	Hilton Worldwide Holdings, Inc.(b)	690,146
9,198	McDonald’s Corp.	896,253

		2,777,881

	Household Durables – 0.8%
9,937	Garmin Ltd.	472,206
7,218	Leggett & Platt, Inc.	332,678
10,531	Tupperware Brands Corp.	726,849

		1,531,733

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – 0.9%
7,078	Clorox Co. (The)	$781,341
8,683	Kimberly-Clark Corp.	930,036

		1,711,377

	Industrial Conglomerates – 0.1%
9,361	General Electric Co.	232,246

	Insurance – 0.9%
8,216	Arthur J. Gallagher & Co.	384,098
9,041	Cincinnati Financial Corp.	481,705
11,545	Mercury General Corp.	666,724
12,893	Old Republic International Corp.	192,621

		1,725,148

	Leisure Products – 0.2%
15,824	Mattel, Inc.	361,578

	Media – 0.4%
6,212	Cinemark Holdings, Inc.	279,975
8,792	Meredith Corp.	490,330

		770,305

	Metals & Mining – 0.1%
8,392	Commercial Metals Co.	135,866

	Multi-Utilities – 3.7%
9,370	Alliant Energy Corp.	590,310
10,474	Avista Corp.	358,001
8,621	Black Hills Corp.	434,843
12,402	CenterPoint Energy, Inc.	253,125
9,056	CMS Energy Corp.	316,145
9,677	Dominion Resources, Inc.	685,809
9,072	DTE Energy Co.	732,020
9,899	Integrys Energy Group, Inc.	712,926
6,507	NiSource, Inc.	287,349
9,079	PG&E Corp.	481,822
9,941	Public Service Enterprise Group, Inc.	416,727
10,722	SCANA Corp.	589,603
6,776	Sempra Energy	738,719
12,382	TECO Energy, Inc.	240,211
9,058	Wisconsin Energy Corp.	448,371

		7,285,981

	Oil, Gas & Consumable Fuels – 1.8%
10,619	Chevron Corp.	1,114,782
12,237	ConocoPhillips	761,876
8,440	HollyFrontier Corp.	339,879
9,953	Occidental Petroleum Corp.	726,569
13,482	ONEOK, Inc.	650,372

		3,593,478

	Paper & Forest Products – 0.2%
9,397	Domtar Corp.	434,329

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – 0.8%
5,782	Bristol-Myers Squibb Co.	$372,939
7,504	Eli Lilly & Co.	545,166
8,229	Merck & Co., Inc.	473,003
8,536	Pfizer, Inc.	296,967

		1,688,075

	Real Estate – 0.1%
16,200	American Homes 4 Rent, Class A	268,110

	Real Estate Management & Development – 0.8%
14,500	Alexander & Baldwin, Inc.	626,110
40,700	Forest City Enterprises, Inc., Class A(b)	1,038,664

		1,664,774

	REITs - Apartments – 4.4%
18,300	American Campus Communities, Inc.	784,521
16,600	AvalonBay Communities, Inc.	2,892,550
14,800	Camden Property Trust	1,156,324
50,200	Equity Residential	3,908,572

		8,741,967

	REITs - Diversified – 2.2%
20,200	American Assets Trust, Inc.	874,256
31,500	DuPont Fabros Technology, Inc.	1,029,420
24,850	Gramercy Property Trust, Inc.	697,540
19,900	Liberty Property Trust	710,430
15,100	STORE Capital Corp.	352,585
6,300	Vornado Realty Trust	705,600

		4,369,831

	REITs - Health Care – 3.0%
44,100	HCP, Inc.	1,905,561
28,700	Health Care REIT, Inc.	2,220,232
24,600	Ventas, Inc.	1,796,292

		5,922,085

	REITs - Hotels – 1.3%
18,700	Chatham Lodging Trust	549,967
61,000	Host Hotels & Resorts, Inc.	1,230,980
25,600	RLJ Lodging Trust	801,536

		2,582,483

	REITs - Manufactured Homes – 0.5%
17,700	Equity Lifestyle Properties, Inc.	972,615

	REITs - Office Property – 4.1%
40,400	BioMed Realty Trust, Inc.	915,464
20,600	Boston Properties, Inc.	2,893,888
20,400	Douglas Emmett, Inc.	608,124
8,200	Easterly Government Properties, Inc.(b)	131,610
31,800	Empire State Realty Trust, Inc., Class A	598,158
21,100	Kilroy Realty Corp.	1,607,187
23,400	Paramount Group, Inc.	451,620

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
54,900	Piedmont Office Realty Trust, Inc., Class A	$1,021,689

		8,227,740

	REITs - Regional Malls – 4.1%
9,100	Macerich Co. (The)	767,403
30,500	Simon Property Group, Inc.	5,967,020
19,300	Taubman Centers, Inc.	1,488,609

		8,223,032

	REITs - Shopping Centers – 2.4%
25,500	Acadia Realty Trust	889,440
60,000	DDR Corp.	1,117,200
11,400	Federal Realty Investment Trust	1,678,194
23,200	Ramco-Gershenson Properties Trust	431,520
31,800	Retail Opportunity Investments Corp.	581,940

		4,698,294

	REITs - Single Tenant – 0.3%
15,000	National Retail Properties, Inc.	614,550

	REITs - Storage – 2.4%
31,300	CubeSmart	755,895
17,100	Extra Space Storage, Inc.	1,155,447
14,200	Public Storage	2,799,388

		4,710,730

	REITs - Warehouse/Industrials – 1.7%
62,000	ProLogis, Inc.	2,700,720
39,000	Rexford Industrial Realty, Inc.	616,590

		3,317,310

	Semiconductors & Semiconductor Equipment – 0.1%
7,610	Intel Corp.	237,965

	Specialty Retail – 0.2%
13,403	Guess?, Inc.	249,162
7,737	Staples, Inc.	125,997

		375,159

	Technology Hardware, Storage & Peripherals – 0.3%
10,207	Seagate Technology PLC	531,070

	Thrifts & Mortgage Finance – 0.2%
15,543	New York Community Bancorp, Inc.	260,034
11,380	People’s United Financial, Inc.	172,976

		433,010

	Tobacco – 1.1%
10,232	Altria Group, Inc.	511,805
10,207	Lorillard, Inc.	667,027
13,191	Philip Morris International, Inc.	993,678

		2,172,510

	Trading Companies & Distributors – 0.0%
176	United Rentals, Inc.(b)	16,044

Principal Amount (‡)	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $87,003,051)	$101,305,679

Bonds and Notes – 45.5%

Non-Convertible Bonds – 44.0%

	ABS Car Loan – 1.2%
$125,000	CarNow Auto Receivables Trust, Series 2014-1A, Class C, 2.810%, 11/15/2018, 144A	124,780
100,000	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.770%, 8/17/2020, 144A	100,145
185,000	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.000%, 2/16/2021, 144A	185,388
160,000	CPS Auto Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	162,411
95,000	DT Auto Owner Trust, Series 2014-2A, Class D, 3.680%, 4/15/2021, 144A	95,451
135,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A	136,966
130,000	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 2/15/2022, 144A	130,898
35,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A	34,834
85,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	84,857
55,000	First Investors Auto Owner Trust, Series 2014-3A, Class D, 3.850%, 2/15/2022, 144A	55,434
40,000	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/2020, 144A	40,710
130,000	Flagship Credit Auto Trust, Series 2013-2, Class C, 4.420%, 12/16/2019, 144A	134,158
115,480	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/2017	115,506
22,032	Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.350%, 12/15/2016	22,070
240,698	Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.530%, 2/16/2017	240,658
25,466	Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.500%, 5/15/2017	25,468
325,000	Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018	324,670
13,111	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 9/15/2017	13,141
95,000	Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.050%, 4/15/2021, 144A	94,995
95,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.100%, 11/16/2020	95,676
30,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class D, 2.880%, 1/15/2020, 144A	30,350
79,031	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/2018	79,037

		2,327,603

	ABS Credit Card – 0.4%
300,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.415%, 5/15/2020(c)	299,252
100,000	Chase Issuance Trust, Series 2012-A5, Class A5, 0.590%, 8/15/2017	100,049

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – continued
$100,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.540%, 10/16/2017	$100,001
298,000	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.454%, 5/26/2020(c)	297,471

		796,773

	ABS Home Equity – 2.1%
49,688	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	52,217
165,000	American Homes 4 Rent, Series 2014-SFR1, Class D, 2.350%, 6/17/2031, 144A(c)	165,335
50,460	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033	51,890
84,452	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	86,400
120,881	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.501%, 11/20/2034(c)	117,334
20,471	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	20,876
61,681	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	63,223
85,880	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.671%, 2/25/2034(c)	85,399
29,333	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.663%, 2/25/2035(c)	28,423
11,033	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.657%, 7/25/2034(c)(d)	10,712
3,690	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.618%, 1/25/2035(c)	3,618
178,409	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.371%, 6/25/2047, 144A(c)	164,298
67,619	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	68,277
158,246	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	158,962
41,550	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	42,859
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035(c)	24,932
22,335	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.420%, 9/20/2034(c)	21,272
36,390	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.444%, 4/25/2035(c)	31,482
6,765	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028(d)	6,787
425,000	Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.374%, 2/25/2024(c)	430,174
250,000	Federal Home Loan Mortgage Corp., Series 2014-DN2, Class M2, 1.824%, 4/25/2024(c)	248,473
11,291	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	11,343
64,638	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.979%, 7/19/2035(c)	61,312

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 60,714	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.815%, 12/25/2034(c)	$58,494
84,859	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.735%, 12/25/2034(c)	84,209
175,296	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.690%, 9/25/2035(c)	176,195
105,227	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.580%, 5/19/2034(c)	104,815
10,504	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.814%, 7/25/2045(c)	9,225
100,000	Invitation Homes Trust, Series 2014-SFR1, Class C, 2.273%, 6/17/2031, 144A(c)	100,404
225,000	Invitation Homes Trust, Series 2014-SFR3, Class D, 3.175%, 12/17/2031, 144A(c)	229,636
67,613	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.538%, 2/25/2035(c)	67,365
39,936	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.659%, 6/25/2035(c)	40,349
43,826	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	45,408
44,006	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	45,719
62,989	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	64,010
46,746	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.878%, 5/25/2036(c)	42,263
60,962	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	62,116
34,836	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.618%, 9/25/2034(c)	34,465
100,114	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	104,361
15,426	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034(c)(d)	15,631
174,374	U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.721%, 2/27/2035, 144A	174,398
436,412	Vericrest Opportunity Loan Transferee, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(c)	436,174
29,891	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.441%, 3/25/2034(c)	29,974
68,665	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	71,384
21,082	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.888%, 4/25/2047(c)	18,349
74,072	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.638%, 2/25/2034(c)	74,129
42,718	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	43,577
35,392	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.618%, 6/25/2035(c)	35,625

		4,123,873

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – 1.1%
$362,827	AIM Aviation Finance Ltd., Series 2015-1A, Class A1, 4.213%, 2/15/2040, 144A(c)	$363,771
130,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A	130,923
120,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	120,181
100,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A	99,170
145,000	OneMain Financial Issuance Trust, Series 2015-1A, Class B, 3.850%, 3/18/2026, 144A	145,815
325,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/2027, 144A	330,403
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	281,518
170,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	170,070
100,000	Springleaf Funding Trust, Series 2014-AA, Class B, 3.450%, 12/15/2022, 144A	100,344
180,000	Springleaf Funding Trust, Series 2015-AA, Class B, 3.620%, 11/15/2024, 144A	181,853
193,333	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	196,854

		2,120,902

	ABS Student Loan – 0.2%
304,229	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	304,166

	Aerospace & Defense – 0.3%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	203,500
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	336,000

		539,500

	Airlines – 1.3%
47,615	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	50,115
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	201,518
60,000	American Airlines Pass Through Trust, Series 2014-1, Class B, 4.375%, 4/01/2024	62,023
454,000	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.700%, 11/01/2024	455,707
165,579	British Airways Pass Through Trust, Series 2013-1, Class B, 5.625%, 12/20/2021, 144A	176,483
18,120	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	19,148
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	84,400
35,290	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	39,920
12,384	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	13,948

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$669,111	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024(e)	$722,640
195,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	206,470
255,000	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.750%, 3/03/2028	265,210
116,261	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	132,828
102,978	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	116,880
114,450	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	117,494

		2,664,784

	Automotive – 0.4%
165,000	General Motors Co., 5.200%, 4/01/2045	179,080
320,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	326,373
150,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	159,314
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	43,200

		707,967

	Banking – 3.3%
90,000	Ally Financial, Inc., 5.125%, 9/30/2024	92,813
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	80,000
600,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	176,717
200,000	Bank of America Corp., MTN, 4.200%, 8/26/2024	206,913
116,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	119,752
500,000	Bank of Montreal, 1.950%, 1/30/2018	509,738
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	508,977
155,000	Citigroup, Inc., 3.875%, 3/26/2025	155,582
355,000	Citigroup, Inc., 5.500%, 9/13/2025	402,354
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.625%, 12/01/2023	270,263
230,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	232,698
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	118,177
200,000	ING Bank NV, 5.800%, 9/25/2023, 144A	226,424
520,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	532,215

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 75,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	$77,752
400,000	JPMorgan Chase & Co., 3.875%, 9/10/2024	410,356
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	122,486
65,000	Morgan Stanley, 5.000%, 11/24/2025	71,803
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	146,425
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	79,362
720,000	Morgan Stanley, MTN, 4.100%, 5/22/2023(e)	749,312
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	42,993
520,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	544,446
680,000	Standard Chartered PLC, 5.200%, 1/26/2024, 144A	737,660

		6,615,218

	Brokerage – 0.3%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	145,321
65,000	Jefferies Group LLC, 6.250%, 1/15/2036	64,951
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	21,600
275,000	Jefferies Group LLC, 6.500%, 1/20/2043	273,623
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	107,418

		612,913

	Building Materials – 0.4%
20,000	HD Supply, Inc., 7.500%, 7/15/2020	21,400
170,000	Masco Corp., 5.850%, 3/15/2017	181,475
30,000	Masco Corp., 5.950%, 3/15/2022	33,675
40,000	Masco Corp., 6.500%, 8/15/2032	42,800
20,000	Masco Corp., 7.750%, 8/01/2029	23,200
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	167,000
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	69,559
190,000	Owens Corning, 4.200%, 12/01/2024	195,940

		735,049

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 0.6%
$ 350,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	$360,500
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	10,100
120,000	CCOH Safari LLC, 5.500%, 12/01/2022	122,700
115,000	CCOH Safari LLC, 5.750%, 12/01/2024	118,450
315,000	Cox Communications, Inc., 3.850%, 2/01/2025, 144A	324,415
180,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	184,638
95,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	109,131
40,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	47,840

		1,277,774

	Chemicals – 0.3%
120,000	Albemarle Corp., 4.150%, 12/01/2024	124,455
200,000	Hercules, Inc., 6.500%, 6/30/2029	184,250
275,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	273,281
25,000	Methanex Corp., 5.250%, 3/01/2022	27,089

		609,075

	Consumer Cyclical Services – 0.2%
340,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024, 144A	341,098

	Consumer Products – 0.0%
80,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	84,301

	Diversified Manufacturing – 0.1%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	196,009

	Electric – 0.5%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	531,530
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	47,825
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	35,819
300,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	361,042

		976,216

	Finance Companies – 1.8%
210,000	Air Lease Corp., 3.750%, 2/01/2022	213,405

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$170,000	Air Lease Corp., 4.250%, 9/15/2024	$175,100
15,000	Aircastle Ltd., 5.500%, 2/15/2022	15,956
360,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	375,539
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	125,185
25,000	CIT Group, Inc., 5.000%, 8/15/2022	25,656
85,000	CIT Group, Inc., 5.000%, 8/01/2023	87,125
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(f)	469,500
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	86,800
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	87,400
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	42,613
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	133,087
115,000	iStar Financial, Inc., 4.000%, 11/01/2017	113,563
95,000	iStar Financial, Inc., 5.000%, 7/01/2019	95,000
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	149,100
160,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	151,200
30,000	Navient LLC, 4.875%, 6/17/2019	29,925
354,000	Navient LLC, 5.500%, 1/25/2023	337,185
5,000	Navient LLC, MTN, 5.500%, 1/15/2019	5,100
58,000	Navient LLC, MTN, 6.125%, 3/25/2024	55,680
180,000	Navient LLC, MTN, 7.250%, 1/25/2022	189,900
65,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	65,000
80,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	88,800
115,000	Springleaf Finance Corp., 5.250%, 12/15/2019	113,706
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	306,600
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	123,750

		3,661,875

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Financial Other – 0.2%
$200,000		Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	$186,190
105,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	106,969
50,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	51,500

			344,659

		Food & Beverage – 0.3%
280,000		BRF S.A., 3.950%, 5/22/2023, 144A	259,966
240,000		Tyson Foods, Inc., 3.950%, 8/15/2024	253,556

			513,522

		Government Owned - No Guarantee – 0.5%
59,000		Ecopetrol S.A., 5.875%, 9/18/2023	63,337
85,000		Ecopetrol S.A., 5.875%, 5/28/2045	79,088
315,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	296,982
52,400	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	326,334
250,000		Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	228,218

			993,959

		Healthcare – 1.0%
95,000		Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	96,603
45,000		Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	47,138
25,000		HCA, Inc., 7.050%, 12/01/2027	26,625
75,000		HCA, Inc., 7.500%, 12/15/2023	85,219
520,000		HCA, Inc., 7.500%, 11/06/2033	561,600
310,000		HCA, Inc., 7.690%, 6/15/2025	350,300
20,000		HCA, Inc., 8.360%, 4/15/2024	23,600
140,000		HCA, Inc., MTN, 7.580%, 9/15/2025	156,800
50,000		HCA, Inc., MTN, 7.750%, 7/15/2036	54,250
160,000		Laboratory Corp. of America Holdings, 3.600%, 2/01/2025	160,653
10,000		Omnicare, Inc., 4.750%, 12/01/2022	10,325
10,000		Omnicare, Inc., 5.000%, 12/01/2024	10,450
255,000		Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	253,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 55,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	$56,100
100,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	105,125

		1,997,875

	Home Construction – 0.3%
145,000	Lennar Corp., 4.750%, 11/15/2022	147,537
248,000	Masco Corp., 4.450%, 4/01/2025	256,060
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	79,600
175,000	Pulte Group, Inc., 6.375%, 5/15/2033	181,125

		664,322

	Independent Energy – 1.1%
10,000	California Resources Corp., 5.000%, 1/15/2020, 144A	9,025
125,000	California Resources Corp., 5.500%, 9/15/2021, 144A	110,900
120,000	California Resources Corp., 6.000%, 11/15/2024, 144A	105,300
140,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	131,250
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	4,850
295,000	Continental Resources, Inc., 3.800%, 6/01/2024	271,913
105,000	Continental Resources, Inc., 4.500%, 4/15/2023	101,906
35,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	32,200
35,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	32,375
70,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	65,975
80,000	Newfield Exploration Co., 5.375%, 1/01/2026	80,810
240,000	Newfield Exploration Co., 5.625%, 7/01/2024	249,600
35,000	Newfield Exploration Co., 5.750%, 1/30/2022	36,487
75,000	Noble Energy, Inc., 3.900%, 11/15/2024	76,301
55,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	53,625
15,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	14,850
30,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	30,854
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	177,680

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 5,000	QEP Resources, Inc., 5.375%, 10/01/2022	$4,913
5,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	4,700
40,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	37,700
15,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	13,950
10,000	SM Energy Co., 5.000%, 1/15/2024	9,415
50,000	SM Energy Co., 6.125%, 11/15/2022, 144A	49,750
15,000	SM Energy Co., 6.625%, 2/15/2019	15,188
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	103,325
150,000	Southwestern Energy Co., 4.950%, 1/23/2025	152,562
100,000	Talisman Energy, Inc., 3.750%, 2/01/2021	98,394
5,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,913
135,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	133,987

		2,214,698

	Integrated Energy – 0.1%
310,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	182,342

	Life Insurance – 0.1%
85,000	American International Group, Inc., 4.875%, 6/01/2022	96,598
21,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	29,779
95,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	79,919
20,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	17,100

		223,396

	Lodging – 0.0%
55,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	57,888

	Media Entertainment – 0.2%
485,000	CBS Corp., 3.500%, 1/15/2025	489,731

	Metals & Mining – 1.2%
255,000	Alcoa, Inc., 5.900%, 2/01/2027	280,804
40,000	Alcoa, Inc., 6.750%, 1/15/2028	45,986

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$435,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	$456,750
225,000	ArcelorMittal, 7.500%, 3/01/2041	234,000
100,000	ArcelorMittal, 7.750%, 10/15/2039	105,000
505,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	485,230
225,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	233,305
85,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	79,989
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	186,500
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	180,000
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	156,666

		2,444,230

	Midstream – 0.9%
200,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/2023	201,500
300,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	301,500
215,000	Energy Transfer Partners LP, 4.050%, 3/15/2025	216,819
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	76,268
50,000	EnLink Midstream Partners LP, 4.400%, 4/01/2024	52,559
100,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	109,913
295,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	302,801
80,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	80,400
85,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	91,800
60,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	65,100
100,000	Sunoco Logistics Partners Operations LP, 4.250%, 4/01/2024	102,691
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	129,350
5,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	4,813
35,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	35,175
85,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	89,037
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,713

		1,875,439

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
$265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	$284,602
100,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(c)	109,915
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(c)	415,585
260,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(c)	266,586
100,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A	102,923
165,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class C, 6.358%, 6/15/2043, 144A(c)	179,638
25,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	26,100
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.671%, 4/12/2049(c)	106,561
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.796%, 8/12/2045, 144A(c)	107,282
100,000	SCG Trust, Series 2013-SRP1, Class D, 3.516%, 11/15/2026, 144A(c)	99,890
60,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.467%, 2/15/2044, 144A(c)	65,509

		1,764,591

	Oil Field Services – 0.2%
305,000	Rowan Cos., Inc., 4.750%, 1/15/2024	288,627
60,000	Transocean, Inc., 3.800%, 10/15/2022	43,781
10,000	Transocean, Inc., 6.375%, 12/15/2021	8,413

		340,821

	Paper – 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	262,483
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	6,155
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	40,305

		308,943

	Pharmaceuticals – 0.7%
435,000	Actavis Funding SCS, 3.800%, 3/15/2025	448,933
300,000	Perrigo Finance PLC, 3.900%, 12/15/2024	310,814
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(e)	644,025
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,675
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,575

		1,430,022

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.1%
$ 170,000	Old Republic International Corp., 4.875%, 10/01/2024	$180,480

	REITs - Health Care – 0.3%
195,000	HCP, Inc., 3.400%, 2/01/2025	190,223
245,000	HCP, Inc., 3.875%, 8/15/2024	248,970
200,000	Ventas Realty LP, 3.500%, 2/01/2025	200,817

		640,010

	REITs - Shopping Centers – 0.2%
285,000	DDR Corp., 3.625%, 2/01/2025	284,421
60,000	Retail Opportunity Investments Partnership LP, 4.000%, 12/15/2024	61,378

		345,799

	Retailers – 1.1%
125,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	134,039
247,064	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	268,872
203,871	CVS Pass Through Trust, 7.507%, 1/10/2032, 144A	264,817
388,517	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	406,388
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	436,000
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	221,400
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	123,187
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	292,137
45,000	Toys R Us, Inc., 7.375%, 10/15/2018	30,712

		2,177,552

	Supermarkets – 0.1%
220,000	Delhaize Group S.A., 5.700%, 10/01/2040	243,121

	Supranational – 0.7%
33,450,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	532,068
136,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	218,791
26,380,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	439,321
415,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	124,322

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supranational – continued
435,000		International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	$135,861

			1,450,363

		Technology – 1.8%
125,000		Adobe Systems, Inc., 3.250%, 2/01/2025	126,342
470,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	474,700
390,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	393,900
110,000		Arrow Electronics, Inc., 3.000%, 3/01/2018	112,855
440,000		Arrow Electronics, Inc., 4.000%, 4/01/2025	442,662
340,000		Fidelity National Information Services, Inc., 3.875%, 6/05/2024	349,710
195,000		Flextronics International Ltd., 5.000%, 2/15/2023	204,262
435,000		Ingram Micro, Inc., 4.950%, 12/15/2024	450,619
415,000		Jabil Circuit, Inc., 4.700%, 9/15/2022	429,525
295,000		Keysight Technologies, Inc., 4.550%, 10/30/2024, 144A	297,250
225,000		KLA-Tencor Corp., 4.125%, 11/01/2021	236,876

			3,518,701

		Treasuries – 15.9%
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	98,389
60,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(g)	411,600
48,800	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	398,415
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	257,830
700,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	213,846
124,078		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	126,171
1,229,592		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(h)	1,445,252
2,297,919		U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(h)	3,370,939
1,044,547		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(h)	1,063,152
10,164,924		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(h)	10,353,138
4,346,126		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(h)	4,344,427
675,995		U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	680,642

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$1,185,000	U.S. Treasury Note, 0.250%, 9/30/2015	$1,185,556
1,485,000	U.S. Treasury Note, 0.250%, 10/15/2015	1,485,697
2,260,000	U.S. Treasury Note, 0.375%, 5/31/2016	2,260,705
2,570,000	U.S. Treasury Note, 0.625%, 7/15/2016	2,577,831
400,000	U.S. Treasury Note, 0.875%, 7/15/2017	402,000
990,000	U.S. Treasury Note, 1.000%, 12/15/2017	995,337

		31,670,927

	Wireless – 0.2%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	261,147
190,000	Crown Castle International Corp., 4.875%, 4/15/2022	197,363

		458,510

	Wirelines – 1.2%
10,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,500
80,000	CenturyLink, Inc., 7.650%, 3/15/2042	81,800
240,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	245,850
75,000	Embarq Corp., 7.995%, 6/01/2036	89,182
80,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	82,152
5,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	5,145
35,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	36,706
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	80,063
70,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	73,588
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	92,119
400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	112,171
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,350
223,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	230,247
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	430,140
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	45,100
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	52,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	$84,655
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	85,713
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	103,599
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	171,357
205,000	Verizon Communications, Inc., 5.150%, 9/15/2023	235,029

		2,364,004

	Total Non-Convertible Bonds (Identified Cost $85,949,573)	87,591,001

Convertible Bonds – 1.5%

	Construction Machinery – 0.0%
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,250

	Consumer Cyclical Services – 0.3%
65,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	77,350
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	52,453
160,000	Lennar Corp., 3.250%, 11/15/2021, 144A	356,900

		486,703

	Energy – 0.1%
135,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	108,506
85,000	Peabody Energy Corp., 4.750%, 12/15/2066	28,607

		137,113

	Pharmaceuticals – 0.5%
83,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	123,514
92,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	139,322
115,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	132,897
85,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	366,191
70,000	Mylan, Inc., 3.750%, 9/15/2015	311,194

		1,073,118

	Property & Casualty Insurance – 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	118,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	REITs - Mortgage – 0.0%
$ 70,000	iStar Financial, Inc., 3.000%, 11/15/2016	$82,907

	Retailers – 0.1%
184,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	209,990

	Technology – 0.4%
35,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	36,816
215,000	Ciena Corp., 3.750%, 10/15/2018, 144A	263,509
105,000	Intel Corp., 3.482%, 12/15/2035	130,594
70,000	Novellus Systems, Inc., 2.625%, 5/15/2041	142,931
100,000	Nuance Communications, Inc., 2.750%, 11/01/2031	99,250
35,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	50,203
60,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	70,350

		793,653

	Transportation Services – 0.0%
30,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	35,531

	Total Convertible Bonds (Identified Cost $2,271,771)	2,968,265

Municipals – 0.0%

	Michigan – 0.0%
45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $45,000)	39,546

	Total Bonds and Notes (Identified Cost $88,266,344)	90,598,812

Shares
Preferred Stocks – 1.4%

Convertible Preferred Stocks – 1.0%

	Banking – 0.1%
19	Bank of America Corp., Series L, 7.250%	21,983
70	Wells Fargo & Co., Series L, Class A, 7.500%	85,610

		107,593

	Electric – 0.1%
1,871	NextEra Energy, Inc., 5.889%	122,419

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Food Products – 0.1%
6,802	Tyson Foods, Inc., 4.750%	$329,761

	Metals & Mining – 0.1%
5,419	Alcoa, Inc., Series 1, 5.375%	237,569

	Pharmaceuticals – 0.2%
503	Actavis PLC, Series A, 5.500%	509,036

	REITs - Diversified – 0.2%
2,718	Crown Castle International Corp., Series A, 4.500%	284,928
2,293	Weyerhaeuser Co., Series A, 6.375%	125,473

		410,401

	REITs - Mortgage – 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	100,018

	Utility Other – 0.1%
1,532	Dominion Resources, Inc., 6.375%	74,149
1,013	Dominion Resources, Inc., Series A, 6.125%	56,890
1,817	Dominion Resources, Inc., Series B, 6.000%	102,479

		233,518

	Total Convertible Preferred Stocks (Identified Cost $2,020,278)	2,050,315

Non-Convertible Preferred Stocks – 0.4%

	Banking – 0.4%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	116,681
144	Ally Financial, Inc., Series G, 7.000%, 144A	147,083
4,125	Countrywide Capital IV, 6.750%	105,435
20,424	SunTrust Banks, Inc., Series E, 5.875%	512,030

		881,229

	Total Non-Convertible Preferred Stocks (Identified Cost $833,984)	881,229

	Total Preferred Stocks (Identified Cost $2,854,262)	2,931,544

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.1%

	Supermarkets – 0.1%
$ 78,605	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(c)	$78,802

	Transportation Services – 0.0%
24,813	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	24,626

	Total Senior Loans (Identified Cost $102,843)	103,428

Short-Term Investments – 2.1%
3,873,566	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $3,873,567 on 4/01/2015 collateralized by $615,000 Federal Home Loan Bank, 5.500% due 7/15/2036 valued at $863,196; $1,260,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $1,305,675; $1,715,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $1,794,319 including accrued interest(i)	3,873,566
115,000	U.S. Treasury Bills, 0.090%, 6/11/2015(j)	114,996
180,000	U.S. Treasury Bills, 0.056%, 8/06/2015(j)(k)	179,963

	Total Short-Term Investments (Identified Cost $4,168,510)	4,168,525

	Total Investments – 100.0% (Identified Cost $182,395,010)(a)	199,107,988
	Other assets less liabilities – (0.0)%	(46,498)

	Net Assets – 100.0%	$199,061,490

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $182,147,376 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,706,568
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,745,956)

Net unrealized appreciation	$16,960,612

At December 31, 2014, the Fund had a short-term capital loss carryforward of $8,856,780 which expires on December 31, 2017. At December 31, 2014, post-October capital loss deferrals were $37,566. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $33,130 or less than 0.1% of net assets.

(e)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(f)	Perpetual bond with no specified maturity date.
(g)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	A portion of this security has been pledged as initial margin for potential futures activity.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $18,924,038 or 9.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/04/2015	British Pound	67,000	$99,345	$3,806
Buy[2]	4/23/2015	Mexican Peso	8,900,000	582,799	(10,550)
Sell[2]	4/23/2015	Mexican Peso	8,900,000	582,799	26,227

Total					$19,483

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is UBS AG

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*	$101,305,679	$—	$—		$101,305,679
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	—	2,232,608	94,995	(a)	2,327,603
ABS Home Equity	—	4,090,743	33,130	(b)	4,123,873
ABS Other	—	840,033	1,280,869	(a)	2,120,902
Airlines	—	1,386,559	1,278,225	(a)	2,664,784
All Other Non-Convertible Bonds*	—	76,353,839	—		76,353,839

Total Non-Convertible Bonds	—	84,903,782	2,687,219		87,591,001

Convertible Bonds*	—	2,968,265	—		2,968,265
Municipals*	—	39,546	—		39,546

Total Bonds and Notes	—	87,911,593	2,687,219		90,598,812

Preferred Stocks
Convertible Preferred Stocks
REITs – Mortgage	—	100,018	—		100,018
All Other Convertible Preferred Stocks*	1,950,297	—	—		1,950,297

Total Convertible Preferred Stocks	1,950,297	100,018	—		2,050,315

Non-Convertible Preferred Stocks*	881,229	—	—		881,229

Total Preferred Stocks	2,831,526	100,018	—		2,931,544

Senior Loans*	—	103,428	—		103,428
Short-Term Investments	—	4,168,525	—		4,168,525

Total Investments	104,137,205	92,283,564	2,687,219		199,107,988

Forward Foreign Currency Contracts (unrealized appreciation)	—	30,033	—		30,033

Total	$104,137,205	$92,313,597	$2,687,219		$199,138,021

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(10,550)	$—		$(10,550)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2014 and/or March 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$294,726	$—	$—	$—	$94,994	$—	$—	$(294,725)	$94,995	$—
ABS Home Equity	18,198	—	6	(155)	—	(6,779)	21,860	—	33,130	(209)
ABS Other	772,936	—	—	139	509,966	(2,172)	—	—	1,280,869	139
Airlines	1,315,465	18	—	4,632	—	(23,136)	—	(18,754)	1,278,225	6,484

Total	$2,401,325	$18	$6	$4,616	$604,960	$(32,087)	$21,860	$(313,479)	$2,687,219	$6,414

Debt securities valued at $21,860 were transferred from Level 2 to Level 3 during the period ended March 31, 2015. At December 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $313,479 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At December 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of March 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$30,033

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(10,550)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2015, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$75,026	$64,476

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	15.9%
REITs - Apartments	4.4
REITs - Office Property	4.1
REITs - Regional Malls	4.1
Banking	3.8
Multi-Utilities	3.7
Electric Utilities	3.3
REITs - Health Care	3.3
REITs - Shopping Centers	2.6
REITs - Diversified	2.4
REITs - Storage	2.4
Pharmaceuticals	2.2
Technology	2.2
ABS Home Equity	2.1
Other Investments, less than 2% each	41.4
Short-Term Investments	2.1

Total Investments	100.0
Other assets less liabilities (including forward foreign currency contracts)	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 95.3% of Net Assets

	Australia – 3.0%
3,502,768	AMP Ltd.	$17,096,481
1,194,862	Orica Ltd.	18,144,293

		35,240,774

	France – 14.4%
827,200	BNP Paribas S.A.	50,331,819
32,600	Christian Dior SE	6,135,901
391,858	Danone	26,414,307
152,300	Kering	29,731,817
107,700	LVMH Moet Hennessy Louis Vuitton SE	18,953,377
147,400	Pernod-Ricard S.A.	17,428,833
52,376	Publicis Groupe S.A.	4,041,154
207,800	Safran S.A.	14,519,310

		167,556,518

	Germany – 11.3%
89,600	Adidas AG	7,075,108
254,950	Allianz SE, (Registered)	44,263,562
273,100	Bayerische Motoren Werke AG	34,010,542
358,500	Daimler AG, (Registered)	34,428,450
160,700	SAP SE	11,614,970

		131,392,632

	Hong Kong – 1.7%
909,800	Melco Crown Entertainment Ltd., Sponsored ADR	19,524,308

	Ireland – 2.4%
1,648,331	Experian PLC	27,284,837

	Israel – 0.2%
27,900	Check Point Software Technologies Ltd.(b)	2,286,963

	Italy – 5.2%
99,100	Exor SpA	4,495,191
9,694,500	Intesa Sanpaolo SpA	32,903,151
3,733,000	Prada SpA	22,641,601

		60,039,943

	Japan – 12.0%
4,931,000	Daiwa Securities Group, Inc.	38,816,269
1,358,600	Honda Motor Co. Ltd.	44,348,676
19,900	Komatsu Ltd.	391,994
134,200	Meitec Corp.	4,487,797
200,500	Olympus Corp.(b)	7,433,651
67,000	Secom Co. Ltd.	4,468,918
559,600	Toyota Motor Corp.	39,062,162

		139,009,467

Shares	Description	Value (†)
Common Stocks – continued

	Korea – 3.0%
26,950	Samsung Electronics Co. Ltd.	$34,947,500

	Netherlands – 6.4%
66,731	Akzo Nobel NV	5,045,507
4,271,900	CNH Industrial NV	35,009,465
72,500	Heineken Holding NV	4,989,047
1,041,824	Koninklijke Philips NV	29,556,504

		74,600,523

	Sweden – 3.7%
271,200	Atlas Copco AB, Series B	8,008,375
127,000	Hennes & Mauritz AB, Series B	5,145,750
876,500	SKF AB, Series B	22,632,097
250,811	Swedish Match AB	7,374,510

		43,160,732

	Switzerland – 16.9%
197,900	Adecco S.A., (Registered)	16,450,128
509,200	Cie Financiere Richemont S.A., (Registered)	40,914,670
2,239,258	Credit Suisse Group AG, (Registered)	60,244,824
374,300	Holcim Ltd., (Registered)	27,886,260
145,800	Kuehne & Nagel International AG, (Registered)	21,647,137
234,900	Nestle S.A., (Registered)	17,688,527
70,400	Schindler Holding AG	11,683,704

		196,515,250

	United Kingdom – 15.1%
1,311,900	Diageo PLC	36,253,475
574,600	G4S PLC	2,518,716
671,600	GlaxoSmithKline PLC	15,460,190
30,197,800	Lloyds Banking Group PLC(b)	35,003,363
1,203,604	Meggitt PLC	9,783,680
387,500	Schroders PLC	18,356,434
100	Schroders PLC, (Non Voting)	3,591
922,300	Smiths Group PLC	15,254,152
514,200	Willis Group Holdings PLC	24,774,156
103,196	Wolseley PLC	6,099,343
522,200	WPP PLC	11,859,477

		175,366,577

	Total Common Stocks (Identified Cost $1,118,047,180)	1,106,926,024

Principal Amount
Short-Term Investments – 5.2%
$60,009,043	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $60,009,059 on 4/01/2015 collateralized by $54,655,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $61,213,600 including accrued interest(c) (Identified Cost $60,009,043)	60,009,043

Description	Value (†)
Total Investments – 100.5% (Identified Cost $1,178,056,223)(a)	$1,166,935,067
Other assets less liabilities – (0.5)%	(5,496,301)

Net Assets – 100.0%	$1,161,438,766

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2015, approximately 91% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized depreciation on investments based on a cost of $1,178,056,223 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,094,047
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(57,215,203)

Net unrealized depreciation	$(11,121,156)

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposurte to foreign currencies or to hedge the Fund’s investments against currecny fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/17/2015	Australian Dollar	8,794,000	$6,669,497	$(661,529)
Sell	6/17/2015	Australian Dollar	18,264,000	13,851,683	2,473,776
Sell	9/16/2015	Swiss Franc	54,834,000	56,836,370	1,196,741

Total					$3,008,988

[1]	Counterparty is State Street Bank and Trust Company

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,240,774	$—	$35,240,774
France	—	167,556,518	—	167,556,518
Germany	—	131,392,632	—	131,392,632
Ireland	—	27,284,837	—	27,284,837
Italy	—	60,039,943	—	60,039,943
Japan	391,994	138,617,473	—	139,009,467
Korea	—	34,947,500	—	34,947,500
Netherlands	—	74,600,523	—	74,600,523
Sweden	—	43,160,732	—	43,160,732
Switzerland	—	196,515,250	—	196,515,250
United Kingdom	24,774,156	150,592,421	—	175,366,577
All Other Common Stocks*	21,811,271	—	—	21,811,271
Total Common Stocks	46,977,421	1,059,948,603	—	1,106,926,024

Short-Term Investments	—	60,009,043	—	60,009,043

Total Investments	46,977,421	1,119,957,646	—	1,166,935,067

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,670,517	—	3,670,517

Total	$46,977,421	$1,123,628,163	$—	$1,170,605,584

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(661,529)	$—	$(661,529)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Level 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$3,670,517

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(661,529)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement (under Dodd Frank Protocol 2.0) between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, each as of March 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 3,670,517	$3,008,988

Industry Summary at March 31, 2015 (Unaudited)

Automobiles	13.1%
Textiles, Apparel & Luxury Goods	10.8
Capital Markets	10.2
Banks	10.1
Insurance	7.5
Machinery	6.7
Beverages	5.0
Professional Services	4.2
Industrial Conglomerates	3.9
Food Products	3.8
Technology Hardware, Storage & Peripherals	3.0
Construction Materials	2.4
Aerospace & Defense	2.2
Other Investments, less than 2% each	12.4
Short-Term Investments	5.2

Total Investments	100.5
Other assets less liabilities (including forward foreign currency contracts)	(0.5)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

Euro	35.3%
Swiss Franc	16.9
British Pound	15.3
Japanese Yen	12.0
United States Dollar	9.3
Swedish Krona	3.7
Australian Dollar	3.0
South Korean Won	3.0
Hong Kong Dollar	2.0

Total Investments	100.5
Other assets less liabilities (including forward foreign currency contracts)	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets

	Air Freight & Logistics – 4.4%
253,981	Expeditors International of Washington, Inc.	$12,236,805
45,100	FedEx Corp.	7,461,795
44,114	United Parcel Service, Inc., Class B	4,276,411

		23,975,011

	Automobiles – 1.6%
231,700	General Motors Co.	8,688,750

	Banks – 5.9%
853,600	Bank of America Corp.	13,136,904
190,700	Citigroup, Inc.	9,824,864
145,000	JPMorgan Chase & Co.	8,784,100

		31,745,868

	Beverages – 6.4%
123,822	Coca-Cola Co. (The)	5,020,982
58,800	Diageo PLC, Sponsored ADR	6,501,516
122,483	Monster Beverage Corp.(b)	16,951,035
120,140	SABMiller PLC, Sponsored ADR	6,313,958

		34,787,491

	Biotechnology – 0.8%
28,291	Amgen, Inc.	4,522,316

	Capital Markets – 4.4%
139,800	Franklin Resources, Inc.	7,174,536
159,906	Greenhill & Co., Inc.	6,340,273
231,675	SEI Investments Co.	10,214,551

		23,729,360

	Communications Equipment – 5.9%
529,257	Cisco Systems, Inc.	14,567,799
251,267	QUALCOMM, Inc.	17,422,854

		31,990,653

	Consumer Finance – 1.8%
27,201	American Express Co.	2,124,942
99,700	Capital One Financial Corp.	7,858,354

		9,983,296

	Diversified Financial Services – 1.6%
139,258	MSCI, Inc.	8,537,908

	Energy Equipment & Services – 2.3%
106,000	Halliburton Co.	4,651,280
92,701	Schlumberger Ltd.	7,734,971

		12,386,251

	Food Products – 2.4%
576,327	Danone, Sponsored ADR	7,786,178

Shares	Description	Value (†)
Common Stocks – continued

	Food Products – continued
130,500	Unilever PLC, Sponsored ADR	$5,443,155

		13,229,333

	Health Care Equipment & Supplies – 3.8%
106,600	Medtronic PLC	8,313,734
112,957	Varian Medical Systems, Inc.(b)	10,628,124
11,344	Zimmer Holdings, Inc.	1,333,147

		20,275,005

	Health Care Providers & Services – 1.5%
67,100	UnitedHealth Group, Inc.	7,937,259

	Hotels, Restaurants & Leisure – 1.0%
65,398	Yum! Brands, Inc.	5,148,130

	Household Products – 0.9%
61,064	Procter & Gamble Co. (The)	5,003,584

	Industrial Conglomerates – 1.6%
339,900	General Electric Co.	8,432,919

	Insurance – 4.7%
120,200	Aflac, Inc.	7,694,002
173,500	American International Group, Inc.	9,506,065
84,400	Aon PLC	8,112,528

		25,312,595

	Internet & Catalog Retail – 6.2%
67,539	Amazon.com, Inc.(b)	25,131,262
277,900	Liberty Interactive Corp., Class A(b)	8,111,901

		33,243,163

	Internet Software & Services – 8.4%
97,862	Alibaba Group Holding Ltd., Sponsored ADR(b)	8,146,033
171,972	Facebook, Inc., Class A(b)	14,138,678
28,677	Google, Inc., Class A(b)	15,907,132
10,371	Google, Inc., Class C(b)	5,683,308
58,265	HomeAway, Inc.(b)	1,757,855

		45,633,006

	IT Services – 5.4%
33,219	Automatic Data Processing, Inc.	2,844,875
118,700	MasterCard, Inc., Class A	10,254,493
246,216	Visa, Inc., Class A	16,104,989

		29,204,357

	Machinery – 0.6%
35,100	Illinois Tool Works, Inc.	3,409,614

	Media – 2.5%
457,800	News Corp., Class A(b)	7,329,378
78,900	Omnicom Group, Inc.	6,152,622

		13,482,000

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 0.6%
32,694	Compass Minerals International, Inc.	$3,047,408

	Oil, Gas & Consumable Fuels – 1.8%
158,600	Apache Corp.	9,568,338

	Pharmaceuticals – 4.7%
45,270	Merck & Co., Inc.	2,602,120
70,412	Novartis AG, ADR	6,943,327
172,734	Novo Nordisk AS, Sponsored ADR	9,222,268
132,800	Sanofi, ADR	6,565,632

		25,333,347

	Semiconductors & Semiconductor Equipment – 3.5%
8,702	Altera Corp.	373,403
16,247	Analog Devices, Inc.	1,023,561
155,024	ARM Holdings PLC, Sponsored ADR	7,642,683
272,100	Intel Corp.	8,508,567
24,001	Linear Technology Corp.	1,123,247

		18,671,461

	Software – 8.7%
145,025	Autodesk, Inc.(b)	8,504,266
44,683	FactSet Research Systems, Inc.	7,113,534
252,664	Microsoft Corp.	10,272,055
491,064	Oracle Corp.	21,189,411

		47,079,266

	Specialty Retail – 0.6%
15,600	Home Depot, Inc. (The)	1,772,316
18,148	Lowe’s Cos., Inc.	1,350,030

		3,122,346

	Technology Hardware, Storage & Peripherals – 1.5%
65,600	Apple, Inc.	8,162,608

	Textiles, Apparel & Luxury Goods – 0.9%
123,270	adidas AG, Sponsored ADR	4,875,328

	Total Common Stocks (Identified Cost $449,537,092)	520,517,971

Principal Amount
Short-Term Investments – 3.7%
$20,226,877	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $20,226,883 on 4/01/2015 collateralized by $19,650,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $20,632,500 including accrued interest(c) (Identified Cost $20,226,877)	20,226,877

	Total Investments – 100.1% (Identified Cost $469,763,969)(a)	540,744,848
	Other assets less liabilities – (0.1)%	(515,309)

	Net Assets – 100.0%	$540,229,539

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $469,763,969 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,827,722
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,846,843)

Net unrealized appreciation	$70,980,879

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$520,517,971	$—	$—	$520,517,971
Short-Term Investments	—	20,226,877	—	20,226,877

Total	$520,517,971	$20,226,877	$—	$540,744,848

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2015 (Unaudited)

Software	8.7%
Internet Software & Services	8.4
Beverages	6.4
Internet & Catalog Retail	6.2
Communications Equipment	5.9
Banks	5.9
IT Services	5.4
Pharmaceuticals	4.7
Insurance	4.7
Air Freight & Logistics	4.4
Capital Markets	4.4
Health Care Equipment & Supplies	3.8
Semiconductors & Semiconductor Equipment	3.5
Media	2.5
Food Products	2.4
Energy Equipment & Services	2.3
Other Investments, less than 2% each	16.8
Short-Term Investments	3.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets

	Aerospace & Defense – 2.0%
59,600	Esterline Technologies Corp.(b)	$6,819,432

	Auto Components – 1.5%
89,250	Tenneco, Inc.(b)	5,124,735

	Banks – 8.4%
143,800	Capital Bank Financial Corp., Class A(b)	3,970,318
387,680	FirstMerit Corp.	7,389,181
56,700	Prosperity Bancshares, Inc.	2,975,616
227,025	Union Bankshares Corp.	5,042,225
256,200	Webster Financial Corp.	9,492,210

		28,869,550

	Biotechnology – 0.8%
46,550	AMAG Pharmaceuticals, Inc.(b)	2,544,423

	Building Products – 1.7%
52,450	Lennox International, Inc.	5,858,141

	Capital Markets – 2.5%
108,600	LPL Financial Holdings, Inc.	4,763,196
245,875	TCP Capital Corp.	3,938,917

		8,702,113

	Commercial Services & Supplies – 2.8%
252,350	KAR Auction Services, Inc.	9,571,635

	Consumer Finance – 1.5%
107,375	First Cash Financial Services, Inc.(b)	4,995,085

	Containers & Packaging – 4.4%
523,450	Graphic Packaging Holding Co.	7,610,963
129,725	Silgan Holdings, Inc.	7,540,914

		15,151,877

	Diversified Consumer Services – 1.8%
182,625	ServiceMaster Global Holdings, Inc.(b)	6,163,594

	Electrical Equipment – 1.1%
152,650	Thermon Group Holdings, Inc.(b)	3,674,286

	Electronic Equipment, Instruments & Components – 1.7%
59,375	Littelfuse, Inc.	5,901,281

	Energy Equipment & Services – 0.9%
156,225	Forum Energy Technologies, Inc.(b)	3,062,010

	Health Care Equipment & Supplies – 7.8%
144,075	Alere, Inc.(b)	7,045,268
76,225	Haemonetics Corp.(b)	3,424,027
114,850	Integra LifeSciences Holdings Corp.(b)	7,080,502
161,850	Merit Medical Systems, Inc.(b)	3,115,613

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – continued
48,675	Teleflex, Inc.	$5,881,400

		26,546,810

	Health Care Providers & Services – 5.6%
160,525	Amsurg Corp.(b)	9,875,498
137,925	Civitas Solutions, Inc.(b)	2,888,150
86,450	LifePoint Hospitals, Inc.(b)	6,349,752

		19,113,400

	Hotels, Restaurants & Leisure – 1.0%
141,525	Bloomin’ Brands, Inc.	3,443,303

	Household Durables – 1.3%
90,375	Ryland Group, Inc. (The)	4,404,878

	Insurance – 9.0%
137,650	American Equity Investment Life Holding Co.	4,009,744
114,350	Aspen Insurance Holdings Ltd.	5,400,750
267,650	CNO Financial Group, Inc.	4,608,933
75,050	First American Financial Corp.	2,677,784
152,937	HCC Insurance Holdings, Inc.	8,666,940
52,916	RenaissanceRe Holdings Ltd.	5,277,313

		30,641,464

	Internet & Catalog Retail – 1.6%
81,000	HSN, Inc.	5,526,630

	IT Services – 6.1%
144,725	Broadridge Financial Solutions, Inc.	7,961,322
67,850	CACI International, Inc., Class A(b)	6,101,072
162,850	iGATE Corp.(b)	6,947,181

		21,009,575

	Life Sciences Tools & Services – 4.2%
144,350	Albany Molecular Research, Inc.(b)	2,540,560
160,600	PRA Health Sciences, Inc.(b)	4,631,704
279,700	VWR Corp.(b)	7,269,403

		14,441,667

	Machinery – 4.8%
189,100	Hillenbrand, Inc.	5,837,517
200,000	Rexnord Corp.(b)	5,338,000
50,200	Standex International Corp.	4,122,926
22,225	Watts Water Technologies, Inc., Series A	1,223,042

		16,521,485

	Metals & Mining – 2.2%
139,850	Globe Specialty Metals, Inc.	2,645,962
81,075	Reliance Steel & Aluminum Co.	4,952,061

		7,598,023

	Paper & Forest Products – 1.8%
189,400	KapStone Paper and Packaging Corp.	6,219,896

Shares	Description	Value (†)
Common Stocks – continued

	Professional Services – 3.1%
50,925	Dun & Bradstreet Corp. (The)	$6,536,733
99,425	ICF International, Inc.(b)	4,061,511

		10,598,244

	REITs - Hotels – 1.3%
705,650	Hersha Hospitality Trust	4,565,556

	Road & Rail – 0.4%
31,550	Con-way, Inc.	1,392,302

	Software – 6.7%
65,775	BroadSoft, Inc.(b)	2,200,832
85,625	CommVault Systems, Inc.(b)	3,741,812
26,050	Ellie Mae, Inc.(b)	1,440,826
105,525	SS&C Technologies Holdings, Inc.	6,574,207
145,450	Verint Systems, Inc.(b)	9,007,718

		22,965,395

	Specialty Retail – 5.1%
145,050	GNC Holdings, Inc., Class A	7,117,604
42,825	Group 1 Automotive, Inc.	3,697,082
128,200	Men’s Wearhouse, Inc. (The)	6,692,040

		17,506,726

	Textiles, Apparel & Luxury Goods – 3.3%
150,425	Steven Madden Ltd.(b)	5,716,150
162,125	Wolverine World Wide, Inc.	5,423,081

		11,139,231

	Total Common Stocks (Identified Cost $251,054,814)	330,072,747

Principal Amount
Short-Term Investments – 4.0%
$13,663,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $13,663,776 on 4/01/2015 collateralized by $13,325,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $13,941,281 including accrued interest(c) (Identified Cost $13,663,772)	13,663,772

Description	Value (†)
Total Investments – 100.4% (Identified Cost $264,718,586)(a)	$343,736,519
Other assets less liabilities – (0.4)%	(1,431,875)

Net Assets – 100.0%	$342,304,644

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $264,718,586 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,166,164
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,148,231)

Net unrealized appreciation	$79,017,933

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$330,072,747	$—	$—	$330,072,747
Short-Term Investments	—	13,663,772	—	13,663,772

Total	$330,072,747	$13,663,772	$—	$343,736,519

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2015 (Unaudited)

Insurance	9.0%
Banks	8.4
Health Care Equipment & Supplies	7.8
Software	6.7
IT Services	6.1
Health Care Providers & Services	5.6
Specialty Retail	5.1
Machinery	4.8
Containers & Packaging	4.4
Life Sciences Tools & Services	4.2
Textiles, Apparel & Luxury Goods	3.3
Professional Services	3.1
Commercial Services & Supplies	2.8
Capital Markets	2.5
Metals & Mining	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	4.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015